INTANGIBLE ASSETS - Narrative (Details)	12 Months Ended
Dec. 31, 2025
Computer software
Disclosure of detailed information about intangible assets [line items]
Amortization period	3 years
Customer list
Disclosure of detailed information about intangible assets [line items]
Amortization period	7 years